SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF COMPANY REPORTABLE SEGMENTS

Financial information relating to the Company’s reportable segments is as follows:

	December 31,
	2024	2023	2022
	(in thousands)
Sales to external customers:
Soft Wheat	$215,090	$218,761	$213,775
Durum Wheat	27,418	48,233	38,607
Couscous & Pasta	27,021	31,410	27,159
All other	4,694	3,550	4,391
Total	$274,223	$301,954	$283,932
Cost of sales (1)
Soft Wheat	$(194,492)	$(194,453)	$(183,868)
Durum Wheat	(29,150)	(47,465)	(38,971)
Couscous & Pasta	(19,397)	(28,649)	(28,820)
All other	(3,852)	(2,850)	(3,065)
Total	$(246,891)	$(273,417)	$(254,724)
Gross profit
Soft Wheat	$20,598	$24,308	$29,907
Durum Wheat	(1,732)	768	(364)
Couscous & Pasta	7,624	2,761	(1,661)
All other	842	700	1,326
Total	$27,332	$28,537	$29,208
Selling, general, and administrative expenses (2)
Soft Wheat	$(21,806)	$(22,020)	$(20,950)
Durum Wheat	(264)	(332)	(447)
Couscous & Pasta	(9,236)	(1,095)	(263)
All other	(3,787)	(3,848)	(5,273)
Total	$(35,093)	$(27,295)	$(26,933)
Operating income (loss)
Soft Wheat	$(1,208)	$2,288	$8,957
Durum Wheat	(1,996)	436	(811)
Couscous & Pasta	(1,612)	1,666	(1,924)
All other	(2,945)	(3,148)	(3,947)
Total	$(7,761)	$1,242	$2,275

(1)	Primarily includes purchases of inventory, packaging, and other sales costs.
(2)	Primarily includes payroll costs, transportation fees, professional fees, and other selling, general, and administrative costs.

SCHEDULE OF LONG-LIVED ASSETS NET PROPERTY, PLANT AND EQUIPMENT

Long-lived assets consist of net property, plant, and equipment. The geographic location of long-lived assets is as follows:

	December 31,
	2024	2023
	(in thousands)
Morocco	$82,391	$86,485
Burkina	8,269	8,913
Mali	6,508	6,991
Angola	4,016	4,396
Other	461	471
Total	$101,645	$107,256